Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Description of the Plan [Abstract]
Contributions, and the Related Earnings, Vest	Company contributions, and the related earnings, vest as follows:

Years of Service	Vested Percentage
Less than 2	0%
2 but less than 3	20%
3 but less than 4	40%
4 but less than 5	60%
5 but less than 6	80%
6 years or more	100%